Vanguard High-Yield Tax-Exempt Fund Investment Strategy - Retail Prospectus [Member] - Vanguard High-Yield Tax-Exempt Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an active management approach, investing mainly in state and local municipal bonds. The Fund invests in municipal bonds that the advisor believes will generate a high and sustainable level of current income. The Fund primarily purchases municipal bonds rated investment-grade as determined by a nationally recognized statistical rating organization (e.g., Baa or higher by Moody’s) or (if unrated) determined to be of comparable quality by the advisor, but may invest up to 20% of its assets in municipal bonds rated below investment-grade. As a matter of fundamental policy, under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities whose income is exempt from federal income tax. The Fund expects to maintain a dollar-weighted average maturity of 10 to 25 years, but has no limitations on the maturities of individual securities.